UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 1, 2007 to October 31, 2007

Commission File Number of issuing entity: 333-143394-01

BMW VEHICLE LEASE TRUST 2007-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-143394

BMW AUTO LEASING LLC

(Exact name of depositor as specified in its charter)

BMW FINANCIAL SERVICES NA, LLC

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	51-6596261 (I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, NJ 07677 (Address of principal executive offices of issuing entity)	07677 (Zip Code)

201-307-4000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Fixed Rate Class A-1 Notes	☐	☐	☑
Fixed Rate Class A-2a Notes	☐	☐	☑
Floating Rate Class A-2b Notes	☐	☐	☑
Fixed Rate Class A-3a Notes	☐	☐	☑
Floating Rate Class A-3b Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑                     No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Reference is hereby made to the Form 10-D filed by the issuing entity on November 28, 2007. The exhibit attached as Exhibit 99.1 thereto overstated collections by approximately $162,775 and misstated credit  losses by approximately $159,148.  As a result, approximately $162,775 was distributed to noteholders that otherwise would not have been distributed.  This will be corrected by reducing distributions on the December 17, 2007 payment date by the same amount.  The corrected distribution report is attached to this Form 10-D/A. Please see Exhibit 99.1 for the related information.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

No updates to report.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits.

(a)

The following is a list of documents filed as part of this Report on Form 10-D/A:

Exhibit 99.1

 Corrected statement relating to the November 15, 2007 distribution.

(b)

The exhibits required to be filed by the registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: December 13, 2007

BMW VEHICLE LEASE TRUST 2007-1
(Issuing Entity)
By: BMW Financial Services NA, LLC, solely as servicer
By: /s/ Kerstin Zerbst Name: Kerstin Zerbst
Title: Vice President-Finance and Chief Financial Officer
By: /s/ Joachim Herr
Name: Joachim Herr
Title: Treasurer

EXHIBIT INDEX

Exhibit Number	Description
99.1	Corrected statement relating to the November 15, 2007 distribution.